Shareholder Report, Holdings (Details)	May 31, 2025
C000203110 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203110 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203110 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203110 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203110 | Lockheed Martin Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203110 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203110 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203110 | The J.M. Smucker Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203110 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203110 | General Mills, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203110 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000203110 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000203110 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000203110 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000203110 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000203110 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000203110 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203110 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203110 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203110 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000203110 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203110 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203111 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203111 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203111 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203111 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203111 | Lockheed Martin Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203111 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203111 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203111 | The J.M. Smucker Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203111 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203111 | General Mills, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203111 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000203111 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000203111 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000203111 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000203111 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000203111 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000203111 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203111 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203111 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203111 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000203111 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203111 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203114 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203114 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203114 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203114 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203114 | Lockheed Martin Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203114 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203114 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203114 | The J.M. Smucker Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203114 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203114 | General Mills, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203114 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000203114 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000203114 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000203114 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000203114 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000203114 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000203114 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203114 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203114 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203114 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000203114 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203114 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203116 | Gilead Sciences, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203116 | Altria Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203116 | Amgen, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203116 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203116 | Lockheed Martin Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000203116 | Bristol-Myers Squibb Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203116 | Pfizer, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203116 | The J.M. Smucker Co.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203116 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203116 | General Mills, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000203116 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000203116 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000203116 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000203116 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000203116 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000203116 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000203116 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203116 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000203116 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000203116 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000203116 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000203116 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.00%